Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2016
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Apr. 04, 2017
Document Effective Date	Apr. 04, 2017
Prospectus Date	Mar. 30, 2017
Tortoise Select Opportunity Fund | Investor Class Shares
Prospectus:
Trading Symbol	TOPTX
Tortoise Select Opportunity Fund | C Class Shares
Prospectus:
Trading Symbol	TOPCX
Tortoise Select Opportunity Fund | Institutional Class Shares
Prospectus:
Trading Symbol	TOPIX